ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)			12 Months Ended
	Mar. 01, 2014	Jan. 31, 2012	Mar. 31, 2015 item	Jul. 31, 2013
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Ratio of shares swap with existing shareholders of iKang Guobin Healthcare Group, Inc.	1
Maximum percentage of direct foreign ownership allowed in business entities providing healthcare services in the PRC		70.00%
Yuanhua
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Interest acquired (as a percent)				100.00%
iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Number of shareholders who are directors and shareholders of the Company			2
Mr. Ligang Zhang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			25.60%
Mr. Ligang Zhang | iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			50.00%
Mr. Boquan He
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			14.80%
Mr. Boquan He | iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			50.00%
iKang Holding | iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Total equity interest held, including indirect ownership			100.00%
Yalong Daoyi | iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			20.00%
Mr. Haiqing Hu | Beijing Jiandatong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Mr. Haiqing Hu | Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			80.00%
Mr. Lei Zhao | Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Equity interest held (as a percent)			20.00%
Exclusive Equity Option Agreement
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Term of agreement			10 years
Exclusive Services Agreement
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Term of agreement			10 years
iKang Holding
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Hangzhou Xixi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			73.00%
Yuanhua Information
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Beijing Jiandatong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			80.00%
iKang Online
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Technology
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shenzhen iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yalong Daoyi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guangzhou Huanshi East/Tianhe
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Xikang Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Gubei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Shanghai Pudong Avenue
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shenzhen Hospital Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			66.00%
iKang Shenzhen Nanshan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			66.00%
iKang Beijing Lidu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Xinjiekou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Luohu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Jianguomen
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Zhongguancun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Kunming Lake
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Yansha East
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Yangpu
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chengdu Waishuangnan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Lujiazui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Wenzhong
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			71.00%
iKang Beijing Xuanwumen
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Gulou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Futian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Fujian iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			71.00%
iKang Fuzhou Gulou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			71.00%
iKang Beijing Xinei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Yan'an West Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Zhonghuan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Jing'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Yan'an East Road
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shanghai Jianwei
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Hangzhou Wenhui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Heping
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Suzhou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Changchun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chengdu Jinjiang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Chongqing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Guangzhou Wokang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenzhen Kefa
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jianwei Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			90.00%
Yuanhua Clinic
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Nanjing Aoyang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Nanjing Aoyang Shunkang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Jiangyin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Zhejiang Ailikang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Hangzhou Aibo
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Jun'an
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Yayun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Changzhou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			63.00%
iKang Beijing Baishi
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Chengdu Gaoxin iKang West City
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Dental Hospital Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Beijing Wanzhishou
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Huajian Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jinxiu Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Shanghai Jinshen Huajian
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenyang Hospital
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Shenyang Ningshan Hospital
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Gold iKang Shenyang Hospital
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Hedong Dongrun
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
iKang Tianjin Hexi Fenghui
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			100.00%
Wuxi Woshi Hongtai
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Beijing Woshi Hongtai
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Beijing Zhenjing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Shanghai Zhenjing Hospital Management
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
Shanghai Zhenjing
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in VIEs and its subsidiaries			70.00%
iKang Guobin
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Beijing iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Shanghai iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
iKang Zhejiang BVI
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			73.00%
Zhejiang iKang
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			73.00%
Bayley & Jackson (Hong Kong)
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
iKang Beijing Ritan
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
Yuanhua HK (HongKong)
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
MediFast
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			80.00%
Yuanhua WFOE
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%
WA Health Care
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			70.00%
(iKang Shanghai) Financing Lease
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Percentage of beneficial interest in subsidiaries			100.00%